Organization and Summary of Significant Accounting Policies Organization and Summary of Significant Accounting Policies - Additional info (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Organization and Presentation [Line Items]
trade accounts receivable, factored	$ 225	$ 269	$ 187
Warranty period for company's product, Minimum	1 year
Warranty period for company's product, Maximum	5 years
Selling, general and administrative expenses included advertising costs	$ 60	71	$ 60
Recognition of liabilities for uncertain tax positions description	greater than 50%
Maturity dates of foreign exchange contract	12 months
Notional amounts	$ 3,100	$ 1,300
Deferred Tax Asset, Current [Member]
Organization and Presentation [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	(165)
Other Current Assets [Member]
Organization and Presentation [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	4
Other Noncurrent Assets [Member]
Organization and Presentation [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	$ 7